Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits [Line Items]
Fair value of plan assets at the beginning of the year	$ 8,751	$ 7,404	$ 7,464
Actual return (loss) in plan assets	133	1,694	293
Benefits paid	(480)	(347)	(353)
Fair value of plan assets at the end of the year	8,404	8,751	7,404
Financing status	(253)	(4)	(781)
Net actuarial loss at the beginning of the year	(2,614)	(3,432)	(3,165)
Amortization during the year	160	219	184
Net estimated gain or loss occurred during the year	(568)	599	(451)
Adjustment to recognize the minimum pension obligation	$ (3,022)	$ (2,614)	$ (3,432)